UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (86.3%)
	Federal Home Loan Mortgage Corp. (1.5%)
$602		9.50%	01/01/17–02/01/19	$676,118
599		10.00	04/01/16–12/01/20	677,016
				1,353,134
	Federal Home Loan Mortgage Corp. (ARM) (1.8%)
501		5.563	05/01/37	530,622
320		5.581	01/01/38	338,454
451		5.843	03/01/37	478,925
352		6.028	02/01/37	374,751
				1,722,752
	Federal Home Loan Mortgage Corp. (PC) Gold (29.6%)
3,534		4.50	05/01/23–01/01/36	3,634,573
850		5.00	(a)	883,469
10,991		5.00	08/01/35–07/01/38	11,448,589
4,336		5.50	01/01/36–05/01/38	4,604,221
1,200		6.00	(a)	1,285,687
4,399		6.00	12/01/37–06/01/38	4,719,388
388		6.50	06/01/29–09/01/33	423,901
206		7.50	04/01/20–05/01/35	232,981
94		8.00	08/01/32	108,694
116		8.50	08/01/31	134,533
92		10.00	10/01/21	101,874
				27,577,910
	Federal Home Loan Mortgage Corp. Strip (0.3%)
781	208 (IO)	7.00	06/01/30	150,349
676	206 (IO)	7.50	12/01/29	132,690
				283,039
	Federal National Mortgage Assoc. (48.2%)
1,150		4.50	(a)	1,177,015
165		4.50	11/01/23	170,022
3,800		5.00	(a)	3,941,814
3,106		5.00	12/01/35–03/01/39	3,234,607
18,379		5.50	11/01/35–11/01/38	19,506,097
10,063		6.00	01/01/37–11/01/38	10,782,725
3,668		6.50	01/01/27–01/01/39	3,999,859
49		7.00	07/01/23–06/01/32	55,756
332		7.50	08/01/37	376,484
237		8.00	04/01/33	273,004
241		8.50	10/01/32	278,546
853		9.50	04/01/30	982,787
16		9.75	03/01/16	17,560
127		10.00	10/01/18	143,825
				44,940,101
	Federal National Mortgage Assoc. (ARM) (0.8%)
256		5.785	03/01/38	271,811
436		5.902	01/01/37	463,064
				734,875
	Federal National Mortgage Assoc. Strip (0.2%)
286	289 2 (IO)	7.00	11/01/27	50,038
296	306 (IO)	8.00	05/01/30	58,698
253	307 (IO)	8.00	06/01/30	48,148
308	267 2 (IO)	8.50	10/01/24	59,283
				216,167
	Government National Mortgage Assoc. (3.8%)
2,225		4.50	(a)	2,254,900
426		6.50	08/15/25–05/15/29	468,215
680		11.00	04/15/21	772,502
				3,495,617

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Government National Mortgage Assoc. II (0.1%)
$103		8.00%		05/20/30	$118,240
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $77,393,084)				80,441,835

	Asset-Backed Securities (5.7%)
550	Americredit Prime Automobile Receivable 2009-1 A4	2.90		12/15/14	551,966
1,200	BA Credit Card Trust 2006-A14 A14	0.293	(b)	04/15/16	1,174,972
965	CarMax Auto Owner Trust 2009-2 A4	2.82		12/15/14	969,467
700	Ford Credit Auto Owner Trust 2009-E A4	2.42		11/15/14	700,197
1,000	GE Capital Credit Card Master Note Trust 2009-1 A	2.333	(b)	04/15/15	1,022,707
84	John Deere Owner Trust 2009-A A1	1.132		07/02/10	83,870
81	Nissan Auto Lease Trust 2009-A A1	1.043		06/15/10	80,648
54	SLM Student Loan Trust 2007-3 A1	0.239	(b)	10/27/14	53,547
690	Volkswagen Auto Loan Enhanced Trust 2010-1 A4	2.14		08/22/16	689,884
	Total Asset-Backed Securities (Cost $5,300,848)				5,327,258

	Collateralized Mortgage Obligations (2.3%)
	Private Issues (1.6%)
	American Home Mortgage Investment Trust
524	2005-1 7A1	5.292	(b)	06/25/45	466,756
137	2004-1 1A	0.581	(b)	04/25/44	84,879
	Bear Stearns Mortgage Funding Trust
26	2006-AR2 1A1	0.431	(b)	09/25/46	13,933
31	2006-AR5 1A1	0.391	(b)	12/25/46	16,832
495	Countrywide Home Loan Mortgage Pass Through Trust 2005-11 4A1	0.501	(b)	04/25/35	290,862
22	Greenpoint Mortgage Funding Trust 2006-OH1 A1	0.411	(b)	01/25/37	12,244
25	Luminent Mortgage Trust 2006-1 A1	0.471	(b)	04/25/36	12,521
324	Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2	2.876	(b)	06/25/34	277,260
419	Structured Asset Mortgage Investments, Inc. 2005-AR2 2A1	0.461	(b)	05/25/45	264,557
63	WaMu Mortgage Pass Through Certificates 2005-AR13 A1A2	1.931	(b)	10/25/45	44,111
					1,483,955
	U.S. Government Agency (0.7%)
665	Federal National Mortgage Assoc. 1996-46 FC	1.45	(b)	12/25/23	672,891
	Total Collateralized Mortgage Obligations (Cost $1,999,807)				2,156,846

	U.S. Government Agency & Obligation (2.0%)
	U.S. Government Agency (0.9%)
800	Federal National Mortgage Assoc. (c)	1.75		02/22/13	802,867
	U.S. Government Obligation (1.1%)
1,000	U.S. Treasury Note	3.25		12/31/16	1,011,797
	Total U.S. Government Agency & Obligation (Cost $1,803,926)				1,814,664

	Commercial Mortgage-Backed Securities (1.4%)
300	Citigroup Commercial Mortgage Trust 2006-C4 A3	5.725	(b)	03/15/49	302,863
360	Commercial Mortgage Pass Through Certificates 2007-C9 A4	5.816	(b)	12/10/49	342,448
110	GE Capital Commercial Mortgage Corp. 2004-C2 A4	4.893		03/10/40	111,864
300	LB-UBS Commercial Mortgage Trust 2007-C7 A3	5.866	(b)	09/15/45	281,379
275	LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156		02/15/31	279,636
	Total Commercial Mortgage-Backed Securities (Cost $1,232,586)				1,318,190

	Short-Term Investments (18.5%)
	U.S. Government Obligations (c)(d)(e) (4.5%)
4,155	U.S. Treasury Bills (Cost $4,152,654)	0.00-0.155		05/06/10- 07/01/10	4,153,187

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Securities Held as Collateral on Loaned Securities (6.3%)
	Repurchase Agreement (1.4%)
1,293	Bank of America Securities LLC (0.12% dated 01/29/10, due 02/01/10; proceeds $1,293,175 fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 08/01/33; valued at $1,319,025) (Cost $1,293,162)	$1,293,162

NUMBER OF SHARES (000)
	Investment Company (f) (4.9%)
4,594	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,593,917)		4,593,917
	Total Securities Held as Collateral on Loaned Securities (Cost $5,887,079)		5,887,079
	Investment Company (g) (7.7%)
7,185	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $7,184,724)		7,184,724
	Total Short-Term Investments (Cost $17,224,457)		17,224,990

	Total Investments (Cost $104,954,708) (h)(i)	116.2%	108,283,783
	Liabilities in Excess of Other Assets	(16.2)	(15,062,170)
	Net Assets	100.0%	$93,221,613

ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2010.
IO	Interest Only Security.
PC	Participation Certificate.
(a)

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(b)	Floating rate security. Rate shown is the rate in effect at January 31, 2010.
(c)

The value of loaned securities and related collateral outstanding at January 31, 2010 were $5,812,880 and $5,929,250, respectively. The Fund received cash collateral of $5,887,079 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2010, there was uninvested cash of $42,171 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	A portion of this security has been physically segregated in connection with open futures contracts.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class.

(h)	Securities have been designated as collateral in connection with securities on a forward commitment basis, open futures and swap contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

Futures Contracts Open at January 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
145	Long	U.S. Treasury Notes 5 Year, March 2010	$16,886,836	$68,277
21	Long	U.S. Treasury Notes 10 Year, March 2010	2,481,281	3,958
18	Long	U.S. Treasury Bonds 30 Year, March 2010	2,138,625	(50,288)
120	Short	U.S. Treasury Notes 2 Year, March 2010	(26,154,374)	(58,095)
		Net Unrealized Depreciation		$(36,148)

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

Interest Rate Swap Contracts Open at January 31, 2010:

COUNTERPARTY	NOTIONAL AMOUNT (000’s)	PAYMENTS RECEIVED BY FUND		PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	$5,150	Floating Rate 0.25#	%	Fixed Rate 2.78%	January 14, 2015	$(35,535)
Deutsche Bank AG***	9,910	Fixed Rate 4.40		Floating Rate 0.00#	October 01, 2016	(47,172)
Deutsche Bank AG***	5,332	Floating Rate 0.00#		Fixed Rate 4.41	October 03, 2018	56,732
JPMorgan Chase Bank N.A. New York	1,400	Floating Rate 0.25#		Fixed Rate 4.39	December 23, 2039	3,724
JPMorgan Chase Bank N.A. New York***	5,850	Fixed Rate 5.09		Floating Rate 0.00#	December 23, 2019	6,728
		Net Unrealized Depreciation				$(15,523)

# Floating rate based on USD- 3 Months LIBOR.

*** Forward interest rate swap contract. Periodic payments on a specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley Mortgage Securities Trust

Notes to the Portfolio of Investments • January 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:

Long-Term Investments
U.S. Government Agencies - Mortgage-Backed Securities	$80,441,835	—	$80,441,835	—
Asset-Backed Securities	5,327,258	—	5,327,258	—
Collateralized Mortgage Obligations	2,156,846	—	2,156,846	—
U.S. Government Agencies & Obligations	1,814,664	—	1,814,664	—
Commercial Mortgage-Backed Securities	1,318,190	—	1,318,190	—
Total Long-Term Investments	91,058,793	—	91,058,793

Short-Term Investments
U.S. Government Obligations	4,153,187	—	4,153,187	—
Repurchase Agreement	1,293,162	—	1,293,162	—
Investment Company	11,778,641	$11,778,641	—	—
Total Short-Term Investments	17,224,990	11,778,641	5,446,349	—
Futures	72,235	72,235	—	—
Interest Rate Swaps	67,184	—	67,184	—
Total	$108,423,202	$11,850,876	$96,572,326	—

Liabilities:
Futures	$(108,383)	$(108,383)	—	—
Interest Rate Swaps	(82,707)	—	$(82,707)	—
Total	$(191,090)	$(108,383)	$(82,707)	—

Valuation of Investments - (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities;  (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price;  (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (5) interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010